Other Income and Expense Items	12 Months Ended
Jun. 30, 2025
Other Income and Expense Items [Abstract]
Other income and expense items

3 Other income and expense items

(a) Other income

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Interest	888,196	50,484	145,035
Research and Development tax incentive	9,368,544	1,292,578	5,917,484
	10,256,740	1,343,062	6,062,519

(i)	R&D tax incentive

The group’s research and development activities are eligible under an Australian government tax incentive for eligible expenditure. Where expenditure is incurred outside of Australia, an ‘overseas finding’ must be obtained from AusIndustry prior to any such expenditure being eligible under the scheme. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. Amounts are recognized when it has been established that the conditions of the tax incentive have been met and that the expected amount can be reliably measured. For the year ended 30 June 2025, the group has included an item in other income of $9,368,544 (2024: $1,292,578, 2023: $5,917,484) to recognize income over the period necessary to match the grant on a systematic basis with the costs that they are intended to compensate. The assistance received is a direct cash payment from the ATO and is not related to any tax liability or income tax calculation.

The $1,292,578 recognized at 30 June 2024 includes $489,590 relating to the prior years rebate. The funds were only received in the prior year and eligibility to receive the rebate for this expenditure was less than certain prior to this as the overseas findings for program was not received until the prior year. The $9,368,544 recognized at 30 June 2025 includes $3,587,887 relating to prior years rebate. The funds were only received in the current year and eligibility to receive the rebate for this expenditure was less than certain prior to this as the overseas findings for program was not received until the current year. For the year ended 30 June 2023, the group has included an item in other income of $5,917,484 to recognize income over the period necessary to match the grant on a systematic basis with the costs that they are intended to compensate. The $5,917,484 recognized at 30 June 2023 includes $1,555,235 relating to the prior years rebate.

(b) Other losses

	Notes	30 June 2025 $	30 June 2024 $	30 June 2023 $
Fair value adjustment on financing agreements		(489,787)	366,719	-
Net foreign exchange gains/(losses)		138,141	94,964	(257,251)
Loss on sale of available-for-sale assets	6(a)	-	(1,687,791)	-
		(351,646)	(1,226,108)	(257,251)

(c) Breakdown of expenses by nature

	Notes	30 June 2025 $	30 June 2024 $	30 June 2023 $
General and administrative expenses
Accounting and audit		957,895	845,818	1,205,015
Consulting		286,138	95,179	1,117,981
Depreciation		7,331	7,534	6,553
Employee benefits		10,120,149	9,448,779	6,149,314
Insurance		105,762	359,209	685,413
Investor relations		313,671	323,588	565,032
Legal		656,036	164,754	959,258
Listing and share registry		190,795	193,797	164,116
Patent costs		205,017	204,163	205,709
Travel and entertainment		808,546	427,676	648,532
Other		986,673	968,749	524,125
		14,638,013	13,039,246	12,231,048

Research and development
Amortization		2,588,306	3,118,752	3,289,979
AVb6 Integrin (TRIMT)		1,876,983	993,645	3,735,540
Consulting Fees R&D		930,292	929,229	2,441,106
hu PSA Anti-body (Diaprost)		2,925,445	298,312	1,571,795
Impairment	6(b)(viii)	-	1,478,892	3,100,000
R&D Ventures		5,989,964	3,931,541	324,888
NanoMab		7,185,000	6,501,174	6,090,209
Neoindicate		437,400	529,424	538,906
Pharma15		-	-	10,724
Pivalate - Imperial		5,184,136	3,962,355	1,195,120
UCLA		226,063	1,253,493	333,242
Other		171,605	89,450	-
		27,515,194	23,086,267	22,631,509

The categories shown here align with the intellectual property held by the group as disclosed in note 6 and represents the amount of R&D expended on developing the respective intellectual property.